Trade and other receivables - Ageing of trade receivables (Details) - ZAR (R) R in Thousands	Mar. 31, 2018	Mar. 31, 2017
Disclosure of financial assets that are either past due or impaired [line items]
Gross receivables	R 231,355	R 211,619
Not past due
Disclosure of financial assets that are either past due or impaired [line items]
Gross receivables	145,012	128,201
Past due by 1 to 30 days
Disclosure of financial assets that are either past due or impaired [line items]
Gross receivables	49,326	52,990
Past due by 31 to 60 days
Disclosure of financial assets that are either past due or impaired [line items]
Gross receivables	21,031	19,145
Past due by more than 60 days
Disclosure of financial assets that are either past due or impaired [line items]
Gross receivables	15,986	11,283
Cost
Disclosure of financial assets that are either past due or impaired [line items]
Gross receivables	248,878	220,402
Cost | Not past due
Disclosure of financial assets that are either past due or impaired [line items]
Gross receivables	145,346	129,121
Cost | Past due by 1 to 30 days
Disclosure of financial assets that are either past due or impaired [line items]
Gross receivables	51,844	54,340
Cost | Past due by 31 to 60 days
Disclosure of financial assets that are either past due or impaired [line items]
Gross receivables	24,763	20,999
Cost | Past due by more than 60 days
Disclosure of financial assets that are either past due or impaired [line items]
Gross receivables	26,925	15,942
Provision for impairment
Disclosure of financial assets that are either past due or impaired [line items]
Gross receivables	(17,523)	(8,783)
Provision for impairment | Not past due
Disclosure of financial assets that are either past due or impaired [line items]
Gross receivables	(334)	(920)
Provision for impairment | Past due by 1 to 30 days
Disclosure of financial assets that are either past due or impaired [line items]
Gross receivables	(2,518)	(1,350)
Provision for impairment | Past due by 31 to 60 days
Disclosure of financial assets that are either past due or impaired [line items]
Gross receivables	(3,732)	(1,854)
Provision for impairment | Past due by more than 60 days
Disclosure of financial assets that are either past due or impaired [line items]
Gross receivables	R (10,939)	R (4,659)